Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of deferred income taxes reflect the net tax effects
	Year Ended December 31,
	2022	2021	2020

Domestic (Israel)	$38,403	$41,197	$35,983
Foreign	1,154	1,404	886

	$39,557	$42,601	$36,869

Schedule of deferred income taxes reflect the net tax effects
	December 31,
	2022	2021

Deferred tax assets:
Carryforward losses	$34,984	$31,289
Research and development expenses	5,376	5,203
Operating lease liabilities	490	-
Reserves and allowances	157	239
Issuance costs	-	479

Deferred tax assets before valuation allowance	41,007	37,210
Valuation allowance	(40,448)	(37,210)

Total deferred tax assets	559	-

Deferred tax liabilities:
Operating lease ROU assets	(559)	-

Total deferred tax liabilities	(559)	-

Net deferred tax assets, net	$-	$-

Schedule of income taxes
	Year Ended December 31,
	2022	2021	2020

Current	$129	$-	$-
Deferred	-	-	-

	$129	$-	$-

	Year Ended December 31,
	2022	2021	2020

Domestic (Israel)	$-	$-	$-
Foreign	129	-	-

	$129	$-	$-